Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [LineItems]
Shares transferred for exercise option	3,344,866	4,607,772	2,599,183
Treasury shares [member]
Statement [LineItems]
Treasury shares held	19,401,215	22,746,081	27,353,853